Document and Entity Information	Oct. 26, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001752036
Document Type	8-K
Document Period End Date	Oct. 26, 2023
Entity Registrant Name	CALIFORNIA BANCORP
Entity Address, Country	CA
Entity Incorporation State Country Code	CA
Entity File Number	001-39242
Entity Tax Identification Number	82-1751097
Entity Address, Address Line One	1300 Clay Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	(510)
Local Phone Number	457-3737
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CALB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false